Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Restricted cash	$ 542,000	$ 521,000
Restricted Cash and Cash Equivalent Item, Description	cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company’s East operations.